Investment Objectives and Goals - VanEck Gold Miners ETF	Sep. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Gold Miners ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Gold Miners ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Global Gold Miners Index (the “Gold Miners Index” or the “Index”).